Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2018
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.  Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc. its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig" or the "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. as an international contractor of offshore deepwater drilling services. The Company was established by DryShips Inc. ("DryShips" or formerly the "Parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Capital Market (NASDAQ: DRYS). From November 24, 2010 and up to December 31, 2016, Ocean Rig had an established office in Cyprus and was registered with the Cypriot Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG."

As of April 14, 2016, the corporate domicile of the Company moved from the Republic of the Marshall Islands to the Cayman Islands.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2017, filed with the SEC on March 15, 2018.

On September 22, 2017, the effective date of the restructuring of the Company's balance sheet (the "Restructuring"), and in order to comply with NASDAQ's listing requirements and meet the minimum bid requirement for continued listing on NASDAQ, the Company effected a 1-for-9,200 reverse stock split of its issued common shares. All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements and notes give effect to the reverse stock split retroactively, for the six-month period ended June 30, 2017.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements. As of December 31, 2017 and June 30, 2018, the Company consolidated one VIE which supports our drilling operation in specific locations, for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2017, were $15,029 and $92,622, respectively, while total liabilities exceeded total assets by $77,593. The VIE's total assets and liabilities, as of June 30, 2018, were $6,673 and $97,384, respectively, while total liabilities exceeded total assets by $90,711.

On May 8, 2018, the Company prepaid in full the remaining outstanding balance (as of that date) of $43.8 million on its $462 million Senior Secured Credit Facility, with no prepayment penalty. The Senior Secured Credit Facility was expected to mature in June 2018. Following the full prepayment of the Senior Secured Credit Facility, the Trust (as defined) was dissolved and the shares of Drillship Alonissos Owners Inc., owner of the Ocean Rig Apollo, were transferred back to the Company. The Ocean Rig Apollo will be pledged as additional collateral under the Company's $450 million credit agreement dated September 22, 2017, the outstanding balance of which stands at $350.0 million as of June 30, 2018 (Notes 7, 9). As of June 30, 2018, the Company no longer consolidates one VIE due to the Trust (as defined) formed for the purpose of the amendment of the $462,000 Senior Secured Credit Facility. As of December 31, 2017, the assets of the Trust could be used only to settle obligations of the Trust itself and at the same time creditors of the Trust did not have recourse to the general credit of the primary beneficiary, such assets and liabilities were analyzed as follows:

December 31, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$110
Restricted cash	45,339
Trade accounts receivable, net	-
Other current assets	1,929
Total current assets	47,378

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	175,362
Total fixed assets, net	175,362

OTHER NON-CURRENT ASSETS:
Restricted cash	-
Total non-current assets, net	-
Total assets	$222,740
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$81,632
Accounts payable and other current liabilities	249
Accrued liabilities	4,416
Total current liabilities	86,297

NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	-
Total non-current liabilities	-

COMMITMENTS AND CONTINGENCIES	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2017	20
Additional paid-in capital	960
Retained earnings	135,463
Total shareholders' equity	136,443
Total liabilities and shareholders' equity	$222,740

In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2018 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2018.